Nuveen Real Asset Income and Growth Fund
Portfolio of Investments September 30, 2022
(Unaudited)
JRI
Shares Description (1) Value
LONG-TERM INVESTMENTS - 141.5%   (97.3% of Total Investments)
X 120,532,235 COMMON STOCKS - 34.0% (23.3% of Total Investments)
X 120,532,235
Air Freight & Logistics - 0.0%
2,429 Oesterreichische Post AG (2) $ 64,746
Capital Markets - 0.2%
745,210 Greencoat Renewables PLC 847,198
Diversified Financial Services - 0.4%
1,324,774 Sdcl Energy Efficiency Income Trust PLC (2) 1,491,326
Diversified Telecommunication Services - 1.2%
600,926 HKBN Ltd 466,217
399,198 HKT Trust & HKT Ltd (2) 467,545
5,322,766 NetLink NBN Trust 3,353,945
Total Diversified Telecommunication Services 4,287,707
Electric Utilities - 6.9%
26,053 ALLETE Inc 1,303,953
194,898 Cia de Transmissao de Energia Eletrica Paulista (2) 829,907
349,130 CK Infrastructure Holdings Ltd (2) 1,780,675
127,405 CLP Holdings Ltd (2) 962,893
271,707 Contact Energy Ltd (2) 1,137,547
106,079 Emera Inc 4,292,001
96,027 Endesa SA (2) 1,442,282
570,710 Enel SpA (2) 2,340,609
76,471 OGE Energy Corp 2,788,133
344,787 Power Assets Holdings Ltd (2) 1,728,338
163,142 Red Electrica Corp SA (2) 2,503,511
199,640 SSE PLC (2) 3,371,119
Total Electric Utilities 24,480,968
Gas Utilities - 2.5%
400,905 APA Group (2) 2,466,744
179,753 Enagas SA (2) 2,782,386
3,202 Naturgy Energy Group SA (2) 74,074
863,997 Snam SpA (2) 3,492,216
Total Gas Utilities 8,815,420
Health Care Providers & Services - 0.3%
105,238 Sienna Senior Living Inc 897,458
Household Durables - 0.2%
60,757 Persimmon PLC (2) 830,929
Independent Power And Renewable Electricity Producers - 1.7%
44,688 Atlantica Sustainable Infrastructure PLC 1,175,294
34,829 Capital Power Corp 1,182,525
85,833 Clearway Energy Inc, Class A, Class A 2,497,740
6,518 NextEra Energy Partners LP 471,317
71,892 TransAlta Renewables Inc (3) 760,894
Total Independent Power And Renewable Electricity Producers 6,087,770
Independent Power Producers & Energy Traders - 0.1%
572 Canadian Solar Infrastructure Fund Inc (2),(3) 500,538

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JRI
Shares Description (1) Value
Industrial Conglomerates - 0.1%
375,176 NWS Holdings Ltd (2) $ 338,474
Media - 0.2%
109,818 SES SA (2) 601,494
Multi-Utilities - 3.3%
215,507 Algonquin Power & Utilities Corp 2,354,219
73,848 Canadian Utilities Ltd, Class A 1,920,845
86,131 National Grid PLC, Sponsored ADR 4,438,330
25,570 NorthWestern Corp 1,260,090
490,270 REN - Redes Energeticas Nacionais SGPS SA (2) 1,159,157
180,545 Vector Ltd (2) 406,889
Total Multi-Utilities 11,539,530
Oil, Gas & Consumable Fuels - 11.6%
39,824 DT Midstream Inc 2,066,467
206,709 Enbridge Inc 7,668,904
42,764 Energy Transfer LP 471,687
152,023 Enterprise Products Partners LP 3,615,107
119,538 Gibson Energy Inc 1,901,220
73,873 Keyera Corp 1,520,938
303,951 Kinder Morgan Inc 5,057,745
17,022 Magellan Midstream Partners LP 808,715
45,235 ONEOK Inc 2,317,841
124,655 Pembina Pipeline Corp 3,786,531
68,481 Plains GP Holdings LP, Class A, Class A 747,128
71,760 TC Energy Corp 2,890,452
290,987 Williams Cos Inc 8,330,958
Total Oil, Gas & Consumable Fuels 41,183,693
Real Estate Management & Development - 2.9%
152,444 Amot Investments Ltd (2) 871,546
1,951,277 Capitaland India Trust (2) 1,421,147
24,912 Cibus Nordic Real Estate AB (2),(3) 324,631
332,502 Corp Inmobiliaria Vesta SAB de CV 619,453
38,917 DIC Asset AG (2) 294,646
255,671 Hongkong Land Holdings Ltd (2) 1,123,423
79,728 Kennedy-Wilson Holdings Inc 1,232,595
422,469 Sino Land Co Ltd (2) 555,685
247,886 Sun Hung Kai Properties Ltd (2) 2,735,738
90,397 TAG Immobilien AG (2) 721,417
16,222 Vonovia SE (2) 350,099
Total Real Estate Management & Development 10,250,380
Road & Rail - 0.3%
462,097 Aurizon Holdings Ltd (2) 1,021,997
Transportation Infrastructure - 2.1%
613,058 Atlas Arteria Ltd (2) 2,441,230
596,627 China Merchants Port Holdings Co Ltd (2) 749,370
1,015,309 COSCO Shipping Ports Ltd (2) 639,040
681,869 Dalrymple Bay Infrastructure Ltd (2) 900,308
69,000 Enav SpA, 144A (2),(3) 251,079
17,692 Grupo Aeroportuario del Pacifico SAB de CV, ADR 2,242,992
91,356 Jiangsu Expressway Co Ltd (2) 68,588
Total Transportation Infrastructure 7,292,607
Total Common Stocks (cost $128,644,439) 120,532,235

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 115,875,893 CORPORATE BONDS - 32.6% (22.4% of Total Investments)
X 115,875,893
Air Freight & Logistics - 0.2%
$ 1,000 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB $ 860,710
Building Products - 0.4%
1,600 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 Ba2 1,550,160
Capital Markets - 0.3%
1,150 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 880,589
Commercial Services & Supplies - 1.4%
500 Adani Ports & Special Economic Zone Ltd, 144A 4.200% 8/04/27 BBB- 437,643
800 Clean Harbors Inc, 144A 5.125% 7/15/29 BB 736,544
85 Clean Harbors Inc, 144A 4.875% 7/15/27 BB 77,482
750 Covanta Holding Corp, 144A 4.875% 12/01/29 B 606,195
475 GFL Environmental Inc, 144A 3.500% 9/01/28 BB- 400,572
1,150 GFL Environmental Inc, 144A 4.750% 6/15/29 B- 968,875
1,950 Waste Connections Inc 4.200% 1/15/33 BBB+ 1,766,625
5,710 Total Commercial Services & Supplies 4,993,936
Communications Equipment - 0.1%
225 Liquid Telecommunications Financing PLC, 144A 5.500% 9/04/26 B1 175,500
Construction & Engineering - 0.4%
300 GMR Hyderabad International Airport Ltd, 144A 4.250% 10/27/27 BB+ 243,900
600 GMR Hyderabad International Airport Ltd, 144A 5.375% 4/10/24 BB+ 579,000
600 IHS Netherlands Holdco BV, 144A 8.000% 9/18/27 BB- 503,100
1,500 Total Construction & Engineering 1,326,000
Diversified Financial Services - 0.6%
350 Cometa Energia SA de CV, 144A 6.375% 4/24/35 Baa3 316,040
325 Indian Railway Finance Corp Ltd, 144A 3.570% 1/21/32 BBB- 264,339
650 Minejesa Capital BV, 144A 5.625% 8/10/37 Baa3 464,750
5,765 BRL Swiss Insured Brazil Power Finance Sarl, 144A 9.850% 7/16/32 AAA 956,419
7,090 Total Diversified Financial Services 2,001,548
Diversified Telecommunication Services - 1.1%
600 Altice France SA/France, 144A 5.500% 1/15/28 B 475,134
775 Altice France SA/France, 144A 5.125% 7/15/29 B 579,010
200 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B+ 167,295
1,405 Cellnex Finance Co SA, 144A 3.875% 7/07/41 BBB- 878,378
1,150 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 903,469
455 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- 389,808
385 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 336,644
4,970 Total Diversified Telecommunication Services 3,729,738
Electric Utilities - 4.8%
290 Acwa Power Management And Investments One Ltd, 144A 5.950% 12/15/39 BBB- 258,725
700 Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd /
Parampujya Solar Energ, 144A
6.250% 12/10/24 BB+ 636,160
350 Adani Transmission Step-One Ltd, 144A 4.250% 5/21/36 BBB- 280,764
2,600 CenterPoint Energy Houston Electric LLC 4.450% 10/01/32 A 2,464,873
200 Cikarang Listrindo Tbk PT, 144A 4.950% 9/14/26 BB+ 181,805
925 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 BB 734,707
580 CMS Energy Corp 3.750% 12/01/50 BBB- 426,300
600 Consorcio Transmantaro SA, 144A 5.200% 4/11/38 BBB 513,000
600 EUR EDP - Energias de Portugal SA , Reg S 4.496% 4/30/79 BB+ 560,360
325 Electricidad Firme de Mexico Holdings SA de CV, 144A 4.900% 11/20/26 Ba2 265,281

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JRI
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Electric Utilities (continued)
$ 1,800,000
COP Empresas Publicas de Medellin ESP, 144A
8.375% 11/08/27 Baa3 $ 291,475
3,150 ITC Holdings Corp, 144A 4.950% 9/22/27 BBB+ 3,073,077
600 Lamar Funding Ltd, 144A 3.958% 5/07/25 BB+ 557,211
597 LLPL Capital Pte Ltd, 144A 6.875% 2/04/39 Baa3 480,175
1,210 GBP NGG Finance PLC , Reg S 5.625% 6/18/73 BBB- 1,195,949
183 NRG Energy Inc 6.625% 1/15/27 BB+ 179,206
675 Pacific Gas and Electric Co 3.300% 8/01/40 BBB- 432,106
395 Pattern Energy Operations LP / Pattern Energy Operations
Inc, 144A
4.500% 8/15/28 BB- 342,445
190 PPL Capital Funding Inc 6.339% 3/30/67 BBB 158,930
500 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A
4.500% 7/14/28 Ba3 374,672
1,350 Southern Co Gas Capital Corp 5.150% 9/15/32 BBB+ 1,289,994
2,500 WEC Energy Group Inc 5.150% 10/01/27 BBB+ 2,477,417
1,818,520 Total Electric Utilities 17,174,632
Electrical Equipment - 0.2%
1,065 Vertiv Group Corp, 144A 4.125% 11/15/28 BB- 857,325
Energy Equipment & Services - 0.2%
325 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 285,674
350 Galaxy Pipeline Assets Bidco Ltd, 144A 3.250% 9/30/40 Aa2 255,856
675 Total Energy Equipment & Services 541,530
Equity Real Estate Investment Trusts (Reits) - 5.7%
1,970 Agree LP 4.800% 10/01/32 Baa1 1,756,238
565 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 BB+ 464,713
1,750 Digital Realty Trust LP 5.550% 1/15/28 Baa2 1,735,395
1,550 Goodman US Finance Five LLC, 144A 4.625% 5/04/32 BBB+ 1,419,782
300 Iron Mountain Inc, 144A 4.500% 2/15/31 BB- 231,954
850 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 BB- 657,979
4,150 Kimco Realty Corp 4.600% 2/01/33 BBB+ 3,747,078
1,025 MPT Operating Partnership LP / MPT Finance Corp 3.500% 3/15/31 BBB- 713,656
5,000 Prologis LP 4.625% 1/15/33 A 4,752,695
560 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 BB- 438,688
560 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 478,274
2,475 SBA Communications Corp 3.125% 2/01/29 BB- 1,990,568
555 VICI Properties LP / VICI Note Co Inc, 144A 4.500% 1/15/28 BBB- 492,389
1,660 Welltower Inc 3.850% 6/15/32 BBB+ 1,418,559
22,970 Total Equity Real Estate Investment Trusts (Reits) 20,297,968
Equity Real Estate Investment Trusts (REITs) - 0.6%
770 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 Baa3 617,925
1,460 Scentre Group Trust 2, 144A 5.125% 9/24/80 BBB+ 1,188,542
440 XHR LP, 144A 4.875% 6/01/29 B+ 362,787
2,670 Total Equity Real Estate Investment Trusts (REITs) 2,169,254
Gas Utilities - 1.3%
1,285
CAD AltaGas Ltd
5.250% 1/11/82 BB+ 765,809
1,415
CAD AltaGas Ltd
7.350% 8/17/82 BB+ 1,002,777
875 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 717,758
800 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 704,000
1,150 National Gas Co of Trinidad & Tobago Ltd, 144A 6.050% 1/15/36 BBB- 1,030,032
275 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 227,112
5,800 Total Gas Utilities 4,447,488

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Health Care Providers & Services - 1.0%
$ 1,070 Encompass Health Corp 4.750% 2/01/30 B+ $ 880,263
180 Encompass Health Corp 4.625% 4/01/31 B+ 142,247
935 Tenet Healthcare Corp, 144A 6.125% 6/15/30 BB- 856,460
1,725 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 1,511,253
3,910 Total Health Care Providers & Services 3,390,223
Hotels, Restaurants & Leisure - 0.9%
1,075 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 938,813
750 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
4.625% 1/15/29 B 620,625
200 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
6.750% 7/15/30 CCC+ 151,893
1,000 Hilton Domestic Operating Co Inc, 144A 4.000% 5/01/31 BB+ 808,330
620 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 500,402
425 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 335,880
4,070 Total Hotels, Restaurants & Leisure 3,355,943
Independent Power And Renewable Electricity Producers - 1.0%
745 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ 627,234
500 Calpine Corp, 144A 3.750% 3/01/31 BB+ 391,250
300 Israel Electric Corp Ltd, 144A , Reg S 3.750% 2/22/32 BBB+ 257,984
1,435 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 1,217,999
1,250 Vistra Operations Co LLC, 144A 5.125% 5/13/25 BBB- 1,210,188
4,230 Total Independent Power And Renewable Electricity Producers 3,704,655
Independent Power Producers & Energy Traders - 0.8%
598 Alfa Desarrollo SpA, 144A 4.550% 9/27/51 BBB- 394,557
325 Azure Power Energy Ltd, 144A 3.575% 8/19/26 BB+ 244,256
1,530 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 BB 1,186,102
600 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- 356,814
525 NRG Energy Inc, 144A 5.250% 6/15/29 BB+ 459,375
389 UEP Penonome II SA, 144A 6.500% 10/01/38 BB 334,484
3,967 Total Independent Power Producers & Energy Traders 2,975,588
Internet Software & Services - 0.3%
1,350 Cogent Communications Group Inc, 144A 3.500% 5/01/26 BB 1,188,200
Machinery - 0.2%
775 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 714,476
Media - 1.2%
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 459,050
2,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB+ 1,525,340
575 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 BBB- 495,713
625 Lamar Media Corp 3.750% 2/15/28 BB 545,947
1,880 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 1,404,540
5,580 Total Media 4,430,590
Mortgage Real Estate Investment Trusts (Reits) - 0.7%
2,310 Blackstone Mortgage Trust Inc, 144A 3.750% 1/15/27 Ba2 1,893,540
280 Starwood Property Trust Inc, 144A 3.750% 12/31/24 BB+ 253,750
250 Starwood Property Trust Inc 4.750% 3/15/25 BB+ 227,212
2,840 Total Mortgage Real Estate Investment Trusts (Reits) 2,374,502

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JRI
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
$ 500 Starwood Property Trust Inc, 144A 4.375% 1/15/27 BB+ $ 426,242
Oil, Gas & Consumable Fuels - 6.0%
600 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 BB 603,000
450 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 B- 414,000
510 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 400,304
1,365 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
5.625% 5/01/27 BB 1,235,325
745 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ 614,416
163 Energean Israel Finance Ltd, 144A , Reg S 5.375% 3/30/28 BB- 137,370
350 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 327,250
850 EnLink Midstream LLC 5.375% 6/01/29 BB+ 777,750
395 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB 373,263
525 EQM Midstream Partners LP, 144A 4.750% 1/15/31 BB 416,719
450 EQM Midstream Partners LP 5.500% 7/15/28 BB 384,629
205 EQM Midstream Partners LP, 144A 7.500% 6/01/27 BB 195,390
305 Genesis Energy LP / Genesis Energy Finance Corp 5.625% 6/15/24 B 286,704
490
CAD Gibson Energy Inc
5.250% 12/22/80 BB 305,110
730 Hess Midstream Operations LP, 144A 5.500% 10/15/30 BB+ 626,669
320 Holly Energy Partners LP / Holly Energy Finance Corp, 144A 6.375% 4/15/27 BB+ 305,600
655
CAD Keyera Corp
6.875% 6/13/79 BB 454,315
1,120
CAD Keyera Corp
5.950% 3/10/81 BB 708,154
2,250 Kinder Morgan Inc 4.800% 2/01/33 BBB 2,018,965
1,560 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 1,428,428
500 Leviathan Bond Ltd, 144A , Reg S 6.750% 6/30/30 BB 443,325
875 New Fortress Energy Inc, 144A 6.500% 9/30/26 BB- 808,413
575 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 511,526
200 Oleoducto Central SA, 144A 4.000% 7/14/27 Baa3 154,245
1,784
CAD Pembina Pipeline Corp
4.800% 1/25/81 BB+ 1,062,548
700 Peru LNG Srl, 144A 5.375% 3/22/30 B+ 551,950
200 Promigas SA ESP / Gases del Pacifico SAC, 144A 3.750% 10/16/29 Baa3 154,638
935 Sunoco LP / Sunoco Finance Corp 4.500% 4/30/30 BB+ 764,362
625 Sunoco LP / Sunoco Finance Corp 5.875% 3/15/28 BB+ 567,152
2,250 Targa Resources Corp 5.200% 7/01/27 BBB- 2,164,448
500 Targa Resources Corp 6.250% 7/01/52 BBB- 454,220
255
CAD Transcanada Trust
4.200% 3/04/81 BBB 149,356
519 Tullow Oil PLC, 144A 10.250% 5/15/26 B2 438,555
500 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 9/01/27 BB- 454,412
500 Western Midstream Operating LP 4.550% 2/01/30 BBB- 427,630
24,956 Total Oil, Gas & Consumable Fuels 21,120,141
Real Estate Management & Development - 0.9%
950 Cushman & Wakefield US Borrower LLC, 144A 6.750% 5/15/28 BB 881,173
525 Howard Hughes Corp, 144A 4.375% 2/01/31 BB 377,110
475 Howard Hughes Corp, 144A 4.125% 2/01/29 BB 366,938
1,025 Kennedy-Wilson Inc 5.000% 3/01/31 BB 743,186
550 Kennedy-Wilson Inc 4.750% 3/01/29 BB 419,760
725 EUR Peach Property Finance GmbH, 144A 4.375% 11/15/25 BB+ 564,815
4,250 Total Real Estate Management & Development 3,352,982

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Road & Rail - 0.4%
$ 200 ENA Master Trust, 144A 4.000% 5/19/48 BBB $ 148,600
670 First Student Bidco Inc / First Transit Parent Inc, 144A 4.000% 7/31/29 BB+ 542,835
500 Rumo Luxembourg Sarl, 144A 5.250% 1/10/28 BB 453,630
300 Rumo Luxembourg Sarl, 144A 4.200% 1/18/32 Ba2 232,803
1,670 Total Road & Rail 1,377,868
Specialty Retail - 0.3%
500 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 385,030
250 Asbury Automotive Group Inc, 144A 4.625% 11/15/29 BB 199,842
545 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 422,030
1,295 Total Specialty Retail 1,006,902
Trading Companies & Distributors - 0.2%
870 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ 735,524
Transportation Infrastructure - 0.5%
400 Aeropuerto Internacional de Tocumen SA, 144A 5.125% 8/11/61 BBB 285,254
200 Aeropuerto Internacional de Tocumen SA, 144A 4.000% 8/11/41 BBB 148,086
1,025 Aeropuertos Dominicanos Siglo XXI SA, 144A 6.750% 3/30/29 BB- 946,075
399 Autopistas del Sol SA/Costa Rica, 144A 7.375% 12/30/30 B 359,524
200 DP World Ltd/United Arab Emirates, 144A 5.625% 9/25/48 Baa3 174,588
2,224 Total Transportation Infrastructure 1,913,527
Wireless Telecommunication Services - 0.8%
450 America Movil SAB de CV, 144A 5.375% 4/04/32 A- 387,216
250 CT Trust, 144A 5.125% 2/03/32 Ba1 188,125
400 Telefonica Moviles Chile SA, 144A 3.537% 11/18/31 BBB+ 314,000
2,000 T-Mobile USA Inc 5.200% 1/15/33 BBB- 1,912,811
3,100 Total Wireless Telecommunication Services 2,802,152
$ 1,940,532 Total Corporate Bonds (cost $134,822,678) 115,875,893
Shares Description (1) Value
X 107,146,733 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 30.2% (20.8% of Total Investments)
X 107,146,733
Diversified - 5.1%
704,723 Abacus Property Group  (2) $ 1,125,245
27,731 Armada Hoffler Properties Inc   287,848
186,421 Broadstone Net Lease Inc   2,895,118
317,800 Charter Hall Long Wale REIT  (2) 811,700
7,601 Cofinimmo SA  (2) 631,250
18,084 Gecina SA  (2) 1,416,333
35,823 Global Net Lease Inc   381,515
197,280 GPT Group  (2) 485,540
301,689 Growthpoint Properties Australia Ltd  (2) 596,254
1,534,668 Home Reit PLC   1,555,888
414 Hulic Reit Inc  (2) 473,882
39,974 ICADE  (2) 1,488,121
17,431 Merlin Properties Socimi SA  (2) 134,501
135,576 Mirvac Group  (2) 168,887
4,543 Star Asia Investment Corp  (2) 1,756,700
725,723 Stockland  (2) 1,518,806
314,889 Stride Property Group  (2) 293,203
36,238 WP Carey Inc   2,529,412
Total Diversified 18,550,203
Health Care - 2.6%
1,518,116 Assura PLC   908,548
22,634 CareTrust REIT Inc   409,902
98,261 Global Medical REIT Inc   837,184

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JRI
Shares Description (1) Value
Health Care (continued)
30,857 Healthcare Realty Trust Inc   $ 643,368
24,129 Healthpeak Properties Inc   553,037
74,031 NorthWest Healthcare Properties Real Estate Investment
Trust
568,088
292,228 Physicians Realty Trust   4,395,109
227,347 Target Healthcare REIT PLC   232,268
7,289 Universal Health Realty Income Trust   314,958
Total Health Care 8,862,462
Industrial - 4.2%
510,539 Centuria Industrial REIT  (2) 849,622
248,142 Dexus Industria REIT  (2) 375,085
252,840 Dream Industrial Real Estate Investment Trust   1,964,001
1,839,533 Frasers Logistics & Commercial Trust  (2) 1,570,516
51,721 Intervest Offices & Warehouses NV   1,181,058
299,707 LondonMetric Property PLC   583,943
194,971 LXP Industrial Trust   1,785,934
1,268,653 Mapletree Industrial Trust  (2) 2,099,367
986,238 Mapletree Logistics Trust  (2) 1,065,627
224,404 Nexus Industrial REIT   1,358,104
738,985 PLA Administradora Industrial S de RL de CV   980,812
1,782 STAG Industrial Inc   50,662
737,577 Urban Logistics REIT PLC  (2) 1,065,785
Total Industrial 14,930,516
Mortgage - 1.3%
83,605 Ares Commercial Real Estate Corp   873,672
46,963 Blackstone Mortgage Trust Inc, Class A   1,096,116
81,322 KKR Real Estate Finance Trust Inc   1,321,483
77,068 Starwood Property Trust Inc   1,404,179
Total Mortgage 4,695,450
Office - 4.0%
732 Boston Properties Inc   54,878
111,698 Brandywine Realty Trust   753,962
502,167 Centuria Office REIT  (2) 467,447
6,208 Corporate Office Properties Trust   144,212
17,052 Covivio  (2) 821,457
1,124,289 Cromwell Property Group  (2) 483,746
241,586 Dexus  (2) 1,201,783
40,053 Douglas Emmett Inc   718,150
156,637 Easterly Government Properties Inc   2,470,165
560,852 GDI Property Group Partnership  (2) 287,934
66,369 Highwoods Properties Inc   1,789,308
53,393 Hudson Pacific Properties Inc   584,653
446 Ichigo Office REIT Investment Corp  (2) 263,582
44,010 NSI NV  (2) 1,044,000
132,549 Piedmont Office Realty Trust Inc, Class A   1,399,717
86,822 Postal Realty Trust Inc, Class A   1,273,679
12,876 SL Green Realty Corp   517,100
12,742 Vornado Realty Trust   295,105
Total Office 14,570,878
Residential - 0.4%
34,856 Apartment Income REIT Corp 1,346,139
Retail - 8.6%
1,836 Acadia Realty Trust   23,170
13,316 Brixmor Property Group Inc   245,947
560,935 CapitaLand China Trust  (2) 405,478
2,152,788 CapitaLand Integrated Commercial Trust  (2) 2,863,603
177,982 Choice Properties Real Estate Investment Trust   1,622,176

Shares Description (1) Value
Retail (continued)
201,801 Crombie Real Estate Investment Trust   $ 2,083,239
138,267 CT Real Estate Investment Trust   1,502,434
2,076,665 Fortune Real Estate Investment Trust  (2) 1,513,160
1,065,056 Frasers Centrepoint Trust  (2) 1,606,039
635 Kenedix Retail REIT Corp  (2) 1,172,791
374,968 Link REIT  (2) 2,617,467
40,267 National Retail Properties Inc   1,605,043
28,146 Realty Income Corp   1,638,097
15,057 Regency Centers Corp   810,819
125,497 RioCan Real Estate Investment Trust   1,691,645
194,313 RPT Realty   1,469,006
4,984 Saul Centers Inc   186,900
1,551,078 Scentre Group  (2) 2,534,274
21,607 Simon Property Group Inc   1,939,228
4,011 Spirit Realty Capital Inc   145,038
56,660 Urstadt Biddle Properties Inc, Class A   878,797
904,581 Waypoint REIT Ltd  (2) 1,372,894
Total Retail 29,927,245
Specialized - 4.0%
7,544 Digital Realty Trust Inc   748,214
162,932 Four Corners Property Trust Inc   3,941,325
94,419 Gaming and Leisure Properties Inc   4,177,097
45,991 National Storage Affiliates Trust   1,912,306
116,747 VICI Properties Inc   3,484,898
Total Specialized 14,263,840
Total Real Estate Investment Trust Common Stocks (cost $126,259,740) 107,146,733
Shares   Description (1) Coupon Ratings (4) Value
X 73,059,312 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 20.6% (14.2% of Total Investments)
X 73,059,312
Diversified Financial Services - 0.2%
24,126 Brookfield Finance Inc 4.625% BBB $ 436,922
15,380 National Rural Utilities Cooperative Finance Corp 5.500% A3 340,667
Total Diversified Financial Services 777,589
Electric Utilities - 2.7%
26,233 CMS Energy Corp 5.875% BBB- 604,671
41,803 DTE Energy Co 4.375% BBB- 737,823
42,289 Duke Energy Corp 5.750% BBB- 1,014,513
19,920 Duke Energy Corp 5.625% BBB- 488,239
17,652 Entergy Arkansas LLC 4.875% A 413,233
6,940 Entergy Louisiana LLC 4.875% A 159,412
9,034 Entergy Mississippi LLC 4.900% A 210,673
6,811 Entergy New Orleans LLC 5.500% BBB 155,563
15,093 Entergy Texas Inc 5.375% BBB- 350,761
43,427 Georgia Power Co 5.000% Baa2 939,760
30,372 Integrys Holding Inc(2) 6.000% BBB 713,742
7,053 NextEra Energy Capital Holdings Inc 5.650% BBB 172,375
14,828 Southern Co 5.250% BBB- 332,741
74,263 Southern Co 4.950% BBB- 1,532,789
87,377 Southern Co 4.200% BBB- 1,660,163
Total Electric Utilities 9,486,458
Equity Real Estate Investment Trusts (Reits) - 12.9%
134,537 Agree Realty Corp 4.250% Baa2 2,285,784
77,210 American Homes 4 Rent 5.875% BB+ 1,737,225
19,699 American Homes 4 Rent 6.250% BB+ 472,382
61,499 Armada Hoffler Properties Inc 6.750% N/R 1,408,942
92,844 Centerspace 6.625% N/R 2,238,840

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JRI
Shares   Description (1) Coupon Ratings (4) Value
Equity Real Estate Investment Trusts (Reits) (continued)
21,725 Chatham Lodging Trust 6.625% N/R $ 450,359
31,786 City Office REIT Inc 6.625% N/R 635,084
48,622 DiamondRock Hospitality Co 8.250% N/R 1,196,101
45,477 Digital Realty Trust Inc 5.850% Baa3 1,012,318
65,206 Digital Realty Trust Inc 5.200% Baa3 1,372,586
53,744 Digital Realty Trust Inc 5.250% Baa3 1,154,421
875 DigitalBridge Group Inc 7.125% N/R 19,626
50,368 Federal Realty Investment Trust 5.000% Baa2 1,054,202
11,180 Global Net Lease Inc 7.250% BB- 241,264
101,701 Hudson Pacific Properties Inc 4.750% Baa3 1,697,390
93,703 Kimco Realty Corp 5.250% Baa2 2,011,804
48,907 Kimco Realty Corp 5.125% Baa2 1,030,960
2,116 Mid-America Apartment Communities Inc 8.500% BBB 117,332
52,590 National Storage Affiliates Trust 6.000% N/R 1,179,068
40,917 Pebblebrook Hotel Trust 5.700% N/R 689,452
29,713 Pebblebrook Hotel Trust 6.375% N/R 555,633
61,577 Pebblebrook Hotel Trust 6.300% N/R 1,166,268
51,229 PS Business Parks Inc 4.875% N/R 699,276
21,002 PS Business Parks Inc 5.200% N/R 311,880
17,733 Public Storage 3.950% A3 292,063
17,986 Public Storage 3.900% A3 291,553
21,605 Public Storage 4.700% A3 441,174
14,555 Public Storage 5.150% A3 317,590
17,812 Public Storage 3.875% A3 288,554
44,327 Public Storage 4.000% A3 756,662
38,066 Public Storage 4.000% A3 645,599
17,643 Public Storage 4.750% A3 355,330
52,310 Public Storage 4.875% A3 1,116,295
44,879 Public Storage 4.100% A3 782,241
6,798 Public Storage 5.600% A3 162,812
41,830 Public Storage 4.625% A3 842,875
8,292 Public Storage 4.125% A3 151,329
13,545 Public Storage 5.050% A3 292,572
83,184 Rexford Industrial Realty Inc 5.625% BBB- 1,845,021
6,770 Rexford Industrial Realty Inc 5.875% BBB- 157,335
11,112 RLJ Lodging Trust 1.950% N/R 273,133
22,519 Saul Centers Inc 6.125% N/R 478,078
31,872 Saul Centers Inc 6.000% N/R 673,774
47,109 SITE Centers Corp 6.375% BB+ 960,082
21,194 SL Green Realty Corp 6.500% BB 460,122
26,770 Spirit Realty Capital Inc 6.000% Baa3 614,372
27,749 Summit Hotel Properties Inc 5.875% N/R 501,702
52,010 Summit Hotel Properties Inc 6.250% N/R 912,255
43,815 Sunstone Hotel Investors Inc 6.125% N/R 887,254
48,621 Sunstone Hotel Investors Inc 5.700% N/R 901,433
18,736 UMH Properties Inc 6.375% N/R 445,917
36,797 Urstadt Biddle Properties Inc 5.875% N/R 746,979
37,710 Urstadt Biddle Properties Inc 6.250% N/R 791,910
96,132 Vornado Realty Trust 5.250% Ba1 1,675,581
38,997 Vornado Realty Trust 4.450% Ba1 625,512
69,029 Vornado Realty Trust 5.250% Ba1 1,216,981
Total Equity Real Estate Investment Trusts (Reits) 45,642,287
Gas Utilities - 0.3%
22,968 South Jersey Industries Inc 5.625% BB+ 424,449
30,252 Spire Inc 5.900% BBB 729,678
Total Gas Utilities 1,154,127
Independent Power And Renewable Electricity Producers - 0.2%
41,326 Brookfield BRP Holdings Canada Inc 4.625% BBB- 700,476

Shares   Description (1) Coupon Ratings (4) Value
Independent Power Producers & Energy Traders - 0.4%
74,724 Brookfield Renewable Partners LP 5.250% BBB- $ 1,465,337
Multi-Utilities - 2.7%
14,404 Algonquin Power & Utilities Corp 6.200% BB+ 348,721
24,508 BIP Bermuda Holdings I Ltd 5.125% BBB- 477,171
12,759 Brookfield Infrastructure Finance ULC 5.000% BBB- 212,437
68,596 Brookfield Infrastructure Partners LP 5.125% BBB- 1,151,727
20,553 Brookfield Infrastructure Partners LP 5.000% BBB- 318,160
62,218 CMS Energy Corp 4.200% BBB- 1,063,928
47,723 CMS Energy Corp 5.875% BBB- 1,106,696
12,526 CMS Energy Corp 5.625% BBB- 299,998
48,544 DTE Energy Co 4.375% BBB- 883,986
25,407 DTE Energy Co 5.250% BBB- 579,280
27,849 NiSource Inc 6.500% BBB- 687,313
109,139 Sempra Energy 5.750% BBB- 2,580,046
Total Multi-Utilities 9,709,463
Oil, Gas & Consumable Fuels - 0.1%
12,491 NuStar Energy LP 9.126% B2 241,451
Real Estate Management & Development - 1.1%
64,551 Brookfield Property Partners LP 6.375% BB 1,192,903
83,624 Brookfield Property Partners LP 5.750% BB 1,421,608
66,822 Brookfield Property Partners LP 6.500% BB 1,267,613
Total Real Estate Management & Development 3,882,124
Total $25 Par (or similar) Retail Preferred (cost $88,484,581) 73,059,312
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 55,853,007 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 15.7% (10.8% of Total Investments)
X 55,853,007
Diversified Financial Services - 0.5%
$ 285 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 A3 $ 255,788
1,485 Transcanada Trust 5.625% 5/20/75 BBB 1,371,204
1,770 Total Diversified Financial Services 1,626,992
Electric Utilities - 4.5%
1,550 American Electric Power Co Inc 3.875% 2/15/62 BBB 1,214,838
995 ComEd Financing III 6.350% 3/15/33 Baa2 979,432
2,390 Duke Energy Corp 4.875% N/A (5) BBB- 2,142,020
1,355 Edison International 5.000% N/A (5) BB+ 1,070,450
895 Edison International 5.375% N/A (5) BB+ 736,138
900 GBP Electricite de France SA , Reg S 5.875% N/A (5) BBB- 748,285
2,883 Emera Inc 6.750% 6/15/76 BB+ 2,734,104
1,855 Enel SpA, 144A 8.750% 9/24/73 BBB- 1,850,363
2,565 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 2,237,240
840 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 BBB 659,313
450 Southern California Edison Co (3-Month LIBOR reference
rate + 4.199% spread) (6)
4.516% N/A (5) BB+ 426,375
1,315 Southern Co 4.000% 1/15/51 BBB- 1,178,503
17,993 Total Electric Utilities 15,977,061
Independent Power And Renewable Electricity Producers - 0.3%
745
CAD Capital Power Corp
7.950% 9/09/82 BB 535,336
755 GBP SSE PLC , Reg S 3.740% N/A (5) BBB- 721,975
1,500 Total Independent Power And Renewable Electricity Producers 1,257,311

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JRI
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Independent Power Producers & Energy Traders - 0.2%
$ 545 Vistra Corp, 144A 8.000% N/A (5) Ba3 $ 500,461
290 Vistra Corp, 144A 7.000% N/A (5) Ba3 253,173
835 Total Independent Power Producers & Energy Traders 753,634
Marine - 0.2%
940 Royal Capital BV , Reg S 4.875% N/A (5) N/R 900,849
Multi-Utilities - 3.8%
1,000 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 816,770
3,070 CenterPoint Energy Inc 6.125% N/A (5) BBB- 2,887,327
1,730 CMS Energy Corp 4.750% 6/01/50 BBB- 1,461,850
1,170 Dominion Energy Inc 5.750% 10/01/54 BBB- 1,089,280
1,520 Dominion Energy Inc 4.350% N/A (5) BBB- 1,289,505
1,410 Dominion Energy Inc 4.650% N/A (5) BBB- 1,241,862
1,280 NiSource Inc 5.650% N/A (5) BBB- 1,180,800
2,275 Sempra Energy 4.875% N/A (5) BBB- 2,115,750
1,645 Sempra Energy 4.125% 4/01/52 BBB- 1,291,325
15,100 Total Multi-Utilities 13,374,469
Oil, Gas & Consumable Fuels - 5.9%
1,420 Enbridge Inc 5.750% 7/15/80 BBB- 1,249,245
1,640 Enbridge Inc 6.250% 3/01/78 BBB- 1,473,868
1,695 Enbridge Inc 7.625% 1/15/83 BBB- 1,634,281
3,265 Enbridge Inc 5.500% 7/15/77 BBB- 2,871,760
2,980 Enbridge Inc 6.000% 1/15/77 BBB- 2,666,244
1,224 Energy Transfer LP (3-Month LIBOR reference rate +
3.018% spread) (6)
5.800% 11/01/66 Ba1 925,912
650 Energy Transfer LP 6.500% N/A (5) BB 566,217
2,810 Enterprise Products Operating LLC 5.250% 8/16/77 Baa2 2,348,609
2,050 Enterprise Products Operating LLC 5.375% 2/15/78 Baa2 1,539,586
915
CAD Inter Pipeline Ltd/AB
6.625% 11/19/79 BB 612,385
350 MPLX LP 6.875% N/A (5) BB+ 343,875
420 Plains All American Pipeline LP 6.125% N/A (5) BB 342,347
1,314 Transcanada Trust 5.500% 9/15/79 BBB 1,136,610
1,260 Transcanada Trust 5.600% 3/07/82 BBB 1,092,728
2,018 Transcanada Trust 5.875% 8/15/76 BBB 1,878,205
380 Transcanada Trust 5.300% 3/15/77 BBB 327,020
24,391 Total Oil, Gas & Consumable Fuels 21,008,892
Road & Rail - 0.3%
1,019 BNSF Funding Trust I 6.613% 12/15/55 A 953,799
$ 63,548 Total $1,000 Par (or similar) Institutional Preferred (cost $63,014,437) 55,853,007
Shares   Description (1) Coupon Ratings (4) Value
X 23,188,957 CONVERTIBLE PREFERRED SECURITIES - 6.5% (4.5% of Total Investments)
X 23,188,957
Commercial Services & Supplies - 0.3%
21,241 GFL Environmental Inc 6.000% N/R $ 1,227,730
Electric Utilities - 3.0%
44,157 American Electric Power Co Inc 6.125% BBB 2,185,772
27,904 NextEra Energy Inc 6.219% BBB 1,355,018
65,569 NextEra Energy Inc 5.279% BBB 3,264,025
53,667 NextEra Energy Inc(2) 6.926% N/R 2,450,435
12,664 PG&E Corp 5.500% N/R 1,446,735
Total Electric Utilities 10,701,985

Shares   Description (1) Coupon Ratings (4) Value
Equity Real Estate Investment Trusts (Reits) - 0.3%
7,740 Equity Commonwealth 6.500% N/R $ 202,556
8,499 LXP Industrial Trust 6.500% N/R 411,351
14,299 RPT Realty 7.250% BB 626,631
Total Equity Real Estate Investment Trusts (Reits) 1,240,538
Gas Utilities - 0.4%
26,912 Spire Inc(2) 7.500% N/R 1,252,753
Independent Power And Renewable Electricity Producers - 0.4%
15,853 AES Corp 6.875% BB 1,400,930
Multi-Utilities - 2.1%
21,880 Algonquin Power & Utilities Corp 7.750% N/R 828,596
93,861 DTE Energy Co 6.250% BBB- 4,706,190
18,195 NiSource Inc 7.750% BBB- 1,830,235
Total Multi-Utilities 7,365,021
Total Convertible Preferred Securities (cost $23,288,572) 23,188,957
Shares Description (1) Value
X 3,061,897 INVESTMENT COMPANIES - 0.9% (0.6% of Total Investments)
X 3,061,897
835,813 Digital 9 Infrastructure PLC/Fund $ 942,386
639,384 JLEN Environmental Assets Group Ltd Foresight Group
Holdings
847,416
336,335 Renewables Infrastructure Group Ltd 475,727
392,448 Sequoia Economic Infrastructure Income Fund Ltd 357,910
428,701 Starwood European Real Estate Finance Ltd 438,458
Total Investment Companies (cost $3,659,621) 3,061,897
Principal
Amount (000) Description (1) Coupon (7)
Reference
Rate (7) Spread (7) Maturity (8) Ratings (4) Value
2,209,113 VARIABLE RATE SENIOR LOAN INTERESTS - 0.6% (0.4% of Total Investments) (7)
X 2,209,113
Electric Utilities - 0.2%
$ 632 ExGen Renewables IV, LLC,
Term Loan
5.570% 3-Month LIBOR 2.500% 12/15/27 BB- $ 620,284
Real Estate Management & Development - 0.4%
1,509 Brookfield Property REIT Inc.,
Term Loan B, First Lien
5.534% SOFR30A 2.500% 8/24/25 BB+ 1,460,533
Specialty Retail - 0.0%
150 PECF USS Intermediate
Holding III Corporation, Term
Loan B
7.365% 1-Month LIBOR 4.250% 11/04/28 B2 128,296
$ 2,291 Total Variable Rate Senior Loan Interests (cost $2,284,348) 2,209,113
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
1471837 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.4% (0.3% of Total Investments)
X 1,471,837
200 Alen 2021-ACEN Mortgage Trust (1-Month LIBOR
reference rate + 4.000% spread), 144A (6)
6.818% 4/15/34 BB- $ 181,409
100 COMM 2014-CCRE19 Mortgage Trust , 144A 4.854% 8/10/47 BBB- 91,304
165 COMM 2015-CCRE24 Mortgage Trust 3.463% 8/10/48 BBB- 138,709
215 GS Mortgage Securities Trust 2016-GS4 4.079% 11/10/49 A- 185,225
45 Hudson Yards 2019-55HY Mortgage Trust , 144A 3.041% 12/10/41 N/R 32,081
50 JP Morgan Chase Commercial Mortgage Securities Trust
2020-ACE , 144A 2020 ACE
3.640% 1/10/37 Aa3 45,965
525 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 4.250% spread), 144A (6)
7.068% 7/15/36 N/R 496,490

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JRI
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
1471837 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 310 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 2.750% spread), 144A (6)
5.568% 7/15/36 N/R $ 300,654
$ 1,610 Total Asset-Backed and Mortgage-Backed Securities (cost $1,572,840) 1,471,837
Total Long-Term Investments (cost $572,031,256) 502,398,984
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.9% (2.7% of Total Investments)
X 13,770,138 REPURCHASE AGREEMENTS - 3.9% (2.7% of Total Investments)
X 13,770,138
$ 13,491 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$13,492,332, collateralized by $14,887,100, U.S. Treasury
Notes, 2.250%, due 8/15/27, value $13,761,256
0.830% 10/03/22 $ 13,491,399
279 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price $278,758,
collateralized by $74,300, U.S. Treasury Notes, 3.250%,
due 6/30/27, value $71,772, $230,000,U.S. Treasury
Notes, 2.250%, due 8/15/27, value $212,606
0.830% 10/03/22 278,739
Total Short-Term Investments (cost $13,770,138) 13,770,138
Total Investments (cost $585,801,394 ) - 145.4% 516,169,122
Borrowings - (47.0)% (9),(10) (166,985,000)
Other Assets Less Liabilities -  1.6%(11) 5,857,584
Net Assets Applicable to Common Shares - 100% $ 355,041,706
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (10) 12/22 $ (1,173,261) $ (1,120,625) $ 52,636
U.S. Treasury Long Bond (10) 12/22 (1,366,133) (1,264,063) 102,070
U.S. Treasury Ultra 10-Year Note (115) 12/22 (14,459,797) (13,625,703) 834,094
U.S. Treasury Ultra Bond (8) 12/22 (1,184,234) (1,096,000) 88,234
Total $(18,183,425) $(17,106,391) $1,077,034
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index FixedRate
Fixed Rate
Payment
Frequency
Effective
Date (12) Optional
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Capital
Services LLC $ 112,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 5,867,060 $ 5,867,060
Total unrealized appreciation on interest rate swaps $ 5,867,060 circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 75,288,892 $ 45,243,343 $ – $ 120,532,235
Corporate Bonds – 115,875,893 – 115,875,893
Real Estate Investment Trust Common
Stocks 70,564,654 36,582,079 – 107,146,733
$25 Par (or similar) Retail Preferred 72,345,570 713,742 – 73,059,312
$1,000 Par (or similar) Institutional
Preferred – 55,853,007 – 55,853,007
Convertible Preferred Securities 19,485,769 3,703,188 – 23,188,957
Investment Companies 2,586,170 475,727 – 3,061,897
Variable Rate Senior Loan Interests – 2,209,113 – 2,209,113
Asset-Backed and Mortgage-Backed
Securities – 1,471,837 – 1,471,837
Short-Term Investments:
Repurchase Agreements – 13,770,138 – 13,770,138
Investments in Derivatives:
Interest Rate Swaps* – 5,867,060 – 5,867,060
Futures Contracts* 1,077,034 – – 1,077,034
Total
$ 241,348,089 $ 281,765,127 $ – $ 523,113,216
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Perpetual security. Maturity date is not applicable.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(8) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(9) Borrowings as a percentage of Total Investments is 32.4%.
(10) The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(11) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(12) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JRI
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate